Inventories	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Inventories	Note 5 — Inventories Inventories consisted of the following:
	Years ended March 31,
	2020	2019

Raw materials	$112,960	$104,976
Work in progress	42,734	60,201
Finished goods	69,185	81,704

CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Inventories

Note 5 — Inventories

Inventories consisted of the following:

	Years ended March 31,
	2020	2019

Raw materials	$112,960	$104,976
Work in progress	42,734	60,201
Finished goods	69,185	81,704
	$224,879	$246,881